NOTES PAYABLE (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Short Term And Long Term Portion [Line Items]
Total notes payable	$ 0	$ 17,319
Less: current portion	0	(17,319)
Long term portion	$ 0	$ 0